UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 1/31

Date of reporting period: 4/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio as of April 30, 2018 (Unaudited)

Deutsche Total Return Bond Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 55.4%
Consumer Discretionary 7.5%
AMC Networks, Inc., 5.0%, 4/1/2024		800,000	782,000
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		1,255,000	1,242,450
BMW U.S. Capital LLC, 144A, 3.75%, 4/12/2028		860,000	848,462
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		1,250,000	1,171,213
Charter Communications Operating LLC:
3.579%, 7/23/2020		270,000	270,777
3.75%, 2/15/2028		560,000	510,890
5.375%, 5/1/2047		505,000	475,373
Comcast Corp.:
3.9%, 3/1/2038		475,000	449,678
4.0%, 3/1/2048		475,000	434,894
CSC Holdings LLC, 144A, 5.375%, 2/1/2028		1,050,000	981,750
Discovery Communications LLC:
3.95%, 3/20/2028		870,000	826,386
5.0%, 9/20/2037		500,000	489,797
5.2%, 9/20/2047		310,000	303,203
Expedia Group, Inc., 3.8%, 2/15/2028		665,000	606,574
Ford Motor Co., 5.291%, 12/8/2046		330,000	317,037
General Motors Co., 5.4%, 4/1/2048		700,000	683,299
General Motors Financial Co., Inc., 4.35%, 4/9/2025		588,000	582,034
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024		900,000	864,855
144A, 5.125%, 5/1/2026		730,000	730,000
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		1,545,000	1,494,788
KFC Holding Co., 144A, 4.75%, 6/1/2027		775,000	740,125
Lennar Corp., 144A, 5.0%, 6/15/2027		600,000	579,000
Macy's Retail Holdings, Inc., 3.45%, 1/15/2021		600,000	595,967
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		626,000	635,390
Nordstrom, Inc.:
4.0%, 3/15/2027 (b)		425,000	407,976
5.0%, 1/15/2044		670,000	612,013
PetSmart, Inc., 144A, 5.875%, 6/1/2025		580,000	416,150
PulteGroup, Inc., 5.0%, 1/15/2027		725,000	706,150
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		900,000	908,730
Toll Brothers Finance Corp., 4.875%, 11/15/2025		900,000	893,250
Viacom, Inc.:
5.875%, 2/28/2057		215,000	217,150
6.25%, 2/28/2057		230,000	233,220
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		3,175,000	3,063,875
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028		1,075,000	1,040,063
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	272,297
			25,386,816
Consumer Staples 3.0%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		970,000	1,006,332
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058		400,000	397,378
Aramark Services, Inc., 144A, 5.0%, 2/1/2028		685,000	667,019
Campbell Soup Co., 4.8%, 3/15/2048		440,000	423,228
General Mills, Inc.:
3.7%, 10/17/2023		214,000	213,440
4.2%, 4/17/2028		244,000	240,483
4.7%, 4/17/2048		191,000	184,308
Kraft Heinz Foods Co., 4.375%, 6/1/2046		885,000	796,254
Molson Coors Brewing Co.:
3.0%, 7/15/2026		260,000	238,058
4.2%, 7/15/2046		625,000	568,263
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023		1,540,000	1,532,300
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027		2,350,000	2,244,250
Post Holdings, Inc., 144A, 5.625%, 1/15/2028		1,470,000	1,403,850
Smithfield Foods, Inc., 144A, 2.65%, 10/3/2021		290,000	276,213
			10,191,376
Energy 7.7%
Andeavor Logistics LP:
3.5%, 12/1/2022		735,000	723,073
4.25%, 12/1/2027		360,000	350,178
5.2%, 12/1/2047		405,000	400,949
Baker Hughes a GE Co., LLC:
2.773%, 12/15/2022		585,000	568,303
4.08%, 12/15/2047		725,000	665,300
Boardwalk Pipelines LP, 4.95%, 12/15/2024		725,000	740,580
Buckeye Partners LP, 4.125%, 12/1/2027		1,575,000	1,491,111
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		865,000	836,767
4.95%, 6/1/2047		415,000	426,794
Cenovus Energy, Inc., 5.4%, 6/15/2047		980,000	976,321
Colonial Pipeline Co., 144A, 4.25%, 4/15/2048		530,000	514,257
Continental Resources, Inc.:
144A, 4.375%, 1/15/2028		410,000	403,081
4.9%, 6/1/2044		2,000,000	1,960,000
5.0%, 9/15/2022		450,000	457,313
Diamondback Energy, Inc., 144A, 5.375%, 5/31/2025		1,285,000	1,302,669
Enbridge, Inc.:
2.9%, 7/15/2022		570,000	550,451
5.5%, 12/1/2046		140,000	153,471
Energy Transfer Partners LP, 5.95%, 10/1/2043		425,000	423,569
EnLink Midstream Partners LP, 5.45%, 6/1/2047		1,595,000	1,539,507
EQT Corp., 3.9%, 10/1/2027		1,350,000	1,285,753
Hess Corp.:
5.6%, 2/15/2041		285,000	288,005
5.8%, 4/1/2047		750,000	776,952
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		790,000	721,366
Kinder Morgan, Inc., 3.15%, 1/15/2023		1,020,000	985,981
MPLX LP, 3.375%, 3/15/2023		208,000	204,759
Newfield Exploration Co., 5.75%, 1/30/2022		450,000	472,500
Petrobras Global Finance BV, 6.125%, 1/17/2022		882,000	931,216
Petroleos Mexicanos:
5.375%, 3/13/2022		914,000	946,264
6.75%, 9/21/2047		780,000	753,012
Plains All American Pipeline LP:
2.85%, 1/31/2023		675,000	632,552
4.3%, 1/31/2043		435,000	371,436
Rosneft Finance SA, 144A, 7.25%, 2/2/2020		450,000	466,875
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		500,000	460,546
Sunoco LP, 144A, 4.875%, 1/15/2023		875,000	861,411
Targa Resources Partners LP, 144A, 5.875%, 4/15/2026		1,455,000	1,444,378
			26,086,700
Financials 14.8%
AerCap Ireland Capital DAC, 3.3%, 1/23/2023		665,000	642,806
Ares Capital Corp.:
3.625%, 1/19/2022		900,000	880,567
3.875%, 1/15/2020		1,275,000	1,281,061
AXA Equitable Holdings, Inc., 144A, 5.0%, 4/20/2048		680,000	651,679
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027		1,145,000	1,059,125
Banco do Brasil SA, 144A, 4.875%, 4/19/2023 (b)		3,118,000	3,099,292
Banco Santander SA:
3.8%, 2/23/2028		1,200,000	1,136,025
4.379%, 4/12/2028		800,000	792,271
Bank of America Corp., 3.824%, 1/20/2028		930,000	906,506
Barclays PLC, 4.836%, 5/9/2028		3,160,000	3,070,684
BNP Paribas SA, 144A, 4.625%, 3/13/2027		2,120,000	2,122,386
BNZ International Funding Ltd., 144A, 2.9%, 2/21/2022		1,720,000	1,680,601
Citigroup, Inc.:
3.2%, 10/21/2026		1,000,000	932,080
4.075%, 4/23/2029		1,330,000	1,306,515
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		570,000	561,381
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026		850,000	859,818
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		635,000	639,072
Fairfax Financial Holdings Ltd., 144A, 4.85%, 4/17/2028		656,000	646,108
FS Investment Corp., 4.75%, 5/15/2022		270,000	269,423
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2034		161,164	161,415
HSBC Holdings PLC:
4.375%, 11/23/2026		730,000	723,711
6.0%, 5/22/2027		565,000	558,050
Intesa Sanpaolo SpA:
144A, 3.875%, 7/14/2027		1,055,000	991,066
144A, 4.375%, 1/12/2048		500,000	460,081
Jefferies Group LLC, 6.5%, 1/20/2043		125,000	133,494
JPMorgan Chase & Co.:
2.95%, 10/1/2026		980,000	907,025
4.005%, 4/23/2029		890,000	873,438
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		335,000	336,396
Kookmin Bank, 144A, 2.875%, 3/25/2023 (b)		1,500,000	1,439,212
Legg Mason, Inc., 5.625%, 1/15/2044		600,000	638,750
Macquarie Group Ltd.:
144A, 3.189%, 11/28/2023		1,510,000	1,447,516
144A, 3.763%, 11/28/2028		1,510,000	1,406,097
Manulife Financial Corp., 4.061%, 2/24/2032		1,400,000	1,348,011
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		455,000	486,965
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020		750,000	768,912
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		2,300,000	2,251,181
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		1,915,000	1,898,164
Standard Chartered PLC, 144A, 3.885%, 3/15/2024		2,280,000	2,250,050
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		450,000	447,955
Synchrony Bank, 3.0%, 6/15/2022		545,000	524,081
The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		2,015,000	1,952,603
3.814%, 4/23/2029		1,470,000	1,405,935
4.223%, 5/1/2029		1,380,000	1,356,486
Unifin Financiera SAB de CV SOFOM ENR, 144A, 7.0%, 1/15/2025		885,000	860,662
Westpac Banking Corp., 5.0%, 9/21/2027		940,000	857,144
Woori Bank, 144A, 4.5%, 9/27/2021		750,000	728,331
			49,750,131
Health Care 2.2%
AbbVie, Inc., 4.45%, 5/14/2046		780,000	742,878
Allergan Funding SCS, 4.75%, 3/15/2045		590,000	557,558
Celgene Corp.:
3.45%, 11/15/2027		1,105,000	1,034,567
4.35%, 11/15/2047		440,000	407,155
4.55%, 2/20/2048		350,000	328,480
CVS Health Corp.:
4.78%, 3/25/2038		839,000	829,659
5.125%, 7/20/2045		1,035,000	1,075,021
HCA, Inc., 5.25%, 6/15/2026		900,000	904,500
Stryker Corp.:
3.375%, 11/1/2025		240,000	234,843
4.625%, 3/15/2046		120,000	125,070
Teva Pharmaceutical Finance Netherlands III BV, 144A, 6.0%, 4/15/2024 (b)		1,000,000	970,362
Zoetis, Inc., 4.5%, 11/13/2025		305,000	317,583
			7,527,676
Industrials 1.9%
CSX Corp., 4.25%, 11/1/2066		620,000	548,579
Delta Air Lines, Inc., 4.375%, 4/19/2028		1,070,000	1,041,565
FedEx Corp., 4.05%, 2/15/2048		930,000	846,945
JB Poindexter & Co., Inc., 144A, 7.125%, 4/15/2026		410,000	417,175
Mexico City Airport Trust, 144A, 5.5%, 7/31/2047		1,000,000	888,750
The Brink's Co., 144A, 4.625%, 10/15/2027		1,100,000	1,012,000
United Rentals North America, Inc., 5.5%, 5/15/2027		1,610,000	1,601,950
			6,356,964
Information Technology 4.5%
Amazon.com, Inc., 144A, 4.25%, 8/22/2057		795,000	787,426
Booking Holdings, Inc., 2.75%, 3/15/2023		510,000	486,831
Broadcom Corp.:
3.0%, 1/15/2022		370,000	360,729
3.5%, 1/15/2028		570,000	524,017
3.625%, 1/15/2024		655,000	636,334
Dell International LLC, 144A, 5.875%, 6/15/2021		1,655,000	1,702,722
DXC Technology Co., 4.75%, 4/15/2027		1,355,000	1,390,708
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		250,000	252,546
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020		595,000	599,263
Netflix, Inc., 144A, 5.875%, 11/15/2028		1,647,000	1,642,882
Pitney Bowes, Inc., 3.625%, 9/15/2020		310,000	306,125
QUALCOMM, Inc., 3.25%, 5/20/2027		2,525,000	2,323,796
Seagate HDD Cayman, 4.25%, 3/1/2022		440,000	437,068
VMware, Inc., 3.9%, 8/21/2027		2,125,000	2,004,308
Western Digital Corp., 4.75%, 2/15/2026		1,730,000	1,704,050
			15,158,805
Materials 3.2%
ABJA Investment Co. Pte Ltd., REG S, 5.95%, 7/31/2024		900,000	900,855
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		1,580,000	1,579,339
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)		750,000	767,950
Celulosa Arauco y Constitucion SA, 144A, 5.5%, 11/2/2047		430,000	434,300
Crown Americas LLC, 144A, 4.75%, 2/1/2026		575,000	554,875
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		520,000	557,700
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		700,000	670,250
OCI NV, 144A, 6.625%, 4/15/2023		673,000	682,422
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		885,000	901,948
Syngenta Finance NV:
144A, 4.892%, 4/24/2025		859,000	850,094
144A, 5.182%, 4/24/2028		502,000	493,911
Vale Overseas Ltd., 6.25%, 8/10/2026		1,380,000	1,522,002
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	784,750
			10,700,396
Real Estate 4.5%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)		530,000	443,327
(REIT), 5.95%, 12/15/2026 (b)		620,000	497,199
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		837,000	795,035
(REIT), 5.25%, 1/15/2023		640,000	675,162
Equinix, Inc., (REIT), 5.375%, 4/1/2023		900,000	924,750
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019		465,000	464,289
(REIT), 4.0%, 7/15/2022		865,000	848,936
Hospitality Properties Trust:
(REIT), 3.95%, 1/15/2028		370,000	338,085
(REIT), 5.25%, 2/15/2026		1,125,000	1,149,808
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		680,000	662,345
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		840,000	789,600
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)		1,150,000	1,104,175
Realty Income Corp., (REIT), 3.875%, 4/15/2025		715,000	704,433
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022		1,350,000	1,285,875
Select Income REIT:
(REIT), 4.15%, 2/1/2022		395,000	395,102
(REIT), 4.25%, 5/15/2024		395,000	381,872
Ventas Realty LP, (REIT), 4.0%, 3/1/2028		925,000	890,991
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		850,000	863,745
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024		1,230,000	1,208,904
Welltower, Inc., (REIT), 4.25%, 4/15/2028		750,000	735,855
			15,159,488
Telecommunication Services 3.3%
AT&T, Inc.:
3.4%, 5/15/2025		985,000	938,049
4.5%, 5/15/2035		840,000	800,832
Bell Canada, Inc., 4.464%, 4/1/2048		518,000	510,655
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		900,000	905,914
Deutsche Telekom International Finance BV, 144A, 2.82%, 1/19/2022		570,000	556,173
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		750,000	748,346
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023		1,752,000	1,719,150
Rogers Communications, Inc., 4.3%, 2/15/2048		478,000	460,505
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		791,875	789,000
Telefonica Emisiones SAU:
4.665%, 3/6/2038		486,000	481,998
5.213%, 3/8/2047		490,000	510,685
Verizon Communications, Inc.:
2.625%, 8/15/2026		1,465,000	1,315,106
4.272%, 1/15/2036		610,000	572,009
5.5%, 3/16/2047		870,000	927,455
			11,235,877
Utilities 2.8%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		1,226,000	1,213,519
Calpine Corp., 144A, 5.25%, 6/1/2026		1,620,000	1,550,138
EDP Finance BV, 144A, 3.625%, 7/15/2024		930,000	906,492
Electricite de France SA, 144A, 4.75%, 10/13/2035		1,045,000	1,087,701
Enel Finance International NV, 144A, 4.75%, 5/25/2047		630,000	629,205
Exelon Corp., 5.1%, 6/15/2045		270,000	295,819
Israel Electric Corp., Ltd.:
144A, REG S, 4.25%, 8/14/2028		2,000,000	1,909,940
Series 6, 144A, REG S, 5.0%, 11/12/2024		900,000	924,300
Sempra Energy, 4.0%, 2/1/2048		400,000	366,276
Southern Power Co., Series F, 4.95%, 12/15/2046		440,000	448,219
			9,331,609
Total Corporate Bonds (Cost $191,493,852)			186,885,838
Mortgage-Backed Securities Pass-Throughs 18.2%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 12/1/2047		10,544,991	10,524,383
4.5%, 12/1/2040		949,723	999,509
5.0%, 12/1/2040		145,299	154,038
5.5%, with various maturities from 6/1/2035 until 6/1/2039		1,654,779	1,810,879
6.0%, 11/1/2038		386,021	426,608
7.5%, 2/1/2035		226,446	251,816
Federal National Mortgage Association:
3.0%, 12/1/2042		844,621	821,681
3.5%, with various maturities from 11/1/2042 until 5/1/2048 (c)		21,395,942	21,284,214
4.0%, with various maturities from 9/1/2040 until 5/1/2047		8,485,637	8,680,066
4.5%, 11/1/2043		635,781	668,203
5.0%, with various maturities from 12/1/2039 until 11/1/2041		2,006,221	2,158,023
5.5%, with various maturities from 2/1/2031 until 2/1/2042		2,888,345	3,148,190
6.5%, with various maturities from 5/1/2023 until 4/1/2037		222,920	250,127
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042		1,017,372	996,517
3.5%, with various maturities from 9/20/2047 until 5/1/2048 (c)		5,521,130	5,530,758
4.0%, 5/1/2048 (c)		2,800,000	2,863,875
4.5%, 7/15/2040		128,933	135,557
5.5%, 6/15/2042		154,947	170,437
6.5%, with various maturities from 12/15/2023 until 7/15/2039		636,039	711,725
Total Mortgage-Backed Securities Pass-Throughs (Cost $62,813,198)			61,586,606
Asset-Backed 7.0%
Automobile Receivables 1.9%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021		1,000,000	999,865
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,200,000	2,185,974
Ford Credit Auto Owner Trust, "A", Series 2014-2, 144A, 2.31%, 4/15/2026		1,500,000	1,488,933
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021		400,000	399,011
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021		1,200,000	1,187,421
			6,261,204
Credit Card Receivables 1.3%
Master Credit Card Trust II, "A", Series 2017-1A, 144A, 2.26%, 7/21/2021		500,000	494,472
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		4,000,000	3,856,722
			4,351,194
Miscellaneous 3.8%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		5,637,400	5,586,607
Galaxy CLO Ltd., "BR", Series 2015-21A, 144A, 1-month USD-LIBOR + 1.350%, 3.709% *, 4/20/2031		1,500,000	1,478,627
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		278,706	273,954
Neuberger Berman CLO Ltd., "D", Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 5.164% *, 4/20/2030 (c) (d)		1,000,000	1,000,000
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044		330,000	330,055
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,918,062	2,930,172
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		1,396,500	1,360,261
			12,959,676
Total Asset-Backed (Cost $23,880,972)			23,572,074
Commercial Mortgage-Backed Securities 5.0%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.762% *, 7/10/2044		88,790	52,830
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 2.997% *, 11/15/2034		1,980,000	1,979,161
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028		1,000,000	995,437
Commercial Mortgage Trust, "A3", Series 2013-CR12, 3.765%, 10/10/2046		200,000	202,785
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,000,000	1,007,647
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.673% *, 12/25/2024		7,912,127	244,766
"X1", Series K054, Interest Only, 1.317% *, 1/25/2026		5,482,736	408,829
GS Mortgage Securities Trust:
"A4", Series 2014-GC22, 3.587%, 6/10/2047		1,000,000	1,005,882
"AAB", Series 2014-GC18, 3.648%, 1/10/2047		170,000	172,391
JPMBB Commercial Mortgage Securities Trust:
"A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	151,864
"A3", Series 2015-C31, 3.801%, 8/15/2048		1,680,000	1,700,561
Natixis Commercial Mortgage Securities Trust, "A", Series 2018-OSS, 144A, 4.177%, 12/15/2037		750,000	769,669
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.077% *, 12/15/2050		6,283,575	468,065
"AS", Series 2017-C7, 4.061%, 12/15/2050		2,000,000	1,999,037
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050		1,000,000	971,687
"A4", Series 2015-C27, 3.19%, 2/15/2048		2,780,000	2,712,034
"A4", Series 2015-SG1, 3.789%, 9/15/2048		1,500,000	1,511,444
"B", Series 2016-C33, 4.506%, 3/15/2059		500,000	514,544
Total Commercial Mortgage-Backed Securities (Cost $17,332,724)			16,868,633
Collateralized Mortgage Obligations 7.2%
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		240,399	138,351
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.897% * , 10/25/2028		281,818	285,695
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.047% * , 9/25/2028		387,948	390,892
Federal Home Loan Mortgage Corp.:
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,916,547	315,723
"UA", Series 4298, 4.0%, 2/15/2054		191,680	180,548
"6", Series 233, Interest Only, 4.5%, 8/15/2035		272,532	63,808
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		6,806,177	1,591,933
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		2,374,502	563,324
"MS", Series 3055, Interest Only, 6.600% minus 1-month USD-LIBOR, 4.681% *, 10/15/2035		2,538,576	328,491
"SG", Series 3859, Interest Only, 6.700% minus 1-month USD-LIBOR, 4.781% *, 11/15/2039		1,807,870	105,717
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	1,726,819
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,510,638
"ZL" , Series 2017-55, 3.0%, 10/25/2046		2,050,566	1,732,619
"PZ", Series 2016-9, 3.5%, 3/25/2046		6,087,662	5,725,233
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,013,926
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,241,515	264,375
"SD", Series 2003-129, Interest Only, 7.000% minus 1-month USD-LIBOR, 5.123% * , 1/25/2024		984,552	60,103
"YI", Series 2008-36, Interest Only, 7.200% minus 1-month USD-LIBOR, 5.303% * , 7/25/2036		4,041,549	540,676
"S", Series 2003-2, Interest Only, 7.750% minus 1-month USD-LIBOR, 5.853% *, 2/25/2033		1,046,831	172,038
"SN", Series 2003-7, Interest Only, 7.750% minus 1-month USD-LIBOR, 5.853% *, 2/25/2033		1,539,457	253,011
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	982,224
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	1,984,820
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		9,182,401	812,467
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,068,964	1,031,851
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		788,439	111,832
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		285,081	3,980
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		451,116	21,000
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		705,036	154,233
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		965,772	173,636
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		195,646	36,845
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		635,325	126,274
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		149,820	28,677
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039		449,729	32,321
"SB", Series 2014-81, 16.400% minus 1-month USD-LIBOR, 8.868% *, 6/20/2044		636,115	673,272
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 3.59% *, 11/25/2033		266,628	270,157
Total Collateralized Mortgage Obligations (Cost $24,942,217)			24,407,509
Government & Agency Obligations 9.1%
Other Government Related (e) 1.3%
Inter-American Development Bank, 7.0%, 6/15/2025		2,750,000	3,368,324
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	936,000
			4,304,324
Sovereign Bonds 6.9%
Export Credit Bank of Turkey, 144A, 6.125%, 5/3/2024 (c)		1,129,000	1,125,613
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	1,478,094	1,760,564
Government of Honduras, 144A, 7.5%, 3/15/2024		920,000	997,832
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	23,000,000,000	1,787,056
Government of Ukraine, 144A, 7.75%, 9/1/2022		1,000,000	1,019,760
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,700,000	1,661,750
Kingdom of Norway, Series 480, 144A, REG S, 2.0%, 4/26/2028	NOK	54,350,000	6,805,081
Provincia de Neuquen Argentina, 144A, 7.5%, 4/27/2025		1,000,000	988,710
Republic of Argentina:
REG S, 3.875%, 1/15/2022	EUR	1,330,000	1,639,739
6.875%, 1/11/2048		1,130,000	1,004,005
Republic of Kenya, 144A, 7.25%, 2/28/2028		1,000,000	1,032,176
Republic of Sri Lanka, 144A, 5.75%, 4/18/2023		800,000	794,941
Saudi Government International Bond:
144A, 3.625%, 3/4/2028		665,000	622,061
144A, 4.5%, 4/17/2030		1,168,000	1,152,115
State of Qatar, 144A, 4.5%, 4/23/2028		1,000,000	998,104
			23,389,507
U.S. Government Sponsored Agency 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,035,272
U.S. Treasury Obligations 0.3%
U.S. Treasury Bonds, Zero Coupon, 8/15/2042		1,325,000	627,957
U.S. Treasury Note, 2.75%, 2/15/2028		545,000	536,442
			1,164,399
Total Government & Agency Obligations (Cost $31,052,589)			30,893,502
Municipal Bonds and Notes 0.3%
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043(Cost $750,000)		750,000	1,005,457
Short-Term U.S. Treasury Obligations 2.2%
U.S. Treasury Bills:
1.18% **, 8/16/2018 (f)		2,330,000	2,317,151
1.381% **, 10/11/2018		3,000,000	2,973,512
1.77% **, 10/11/2018		2,000,000	1,982,342
Total Short-Term U.S. Treasury Obligations (Cost $7,287,048)			7,273,005
		Shares	Value ($)
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.64% (g) (h) (Cost $5,544,178)		5,544,178	5,544,178
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 1.73% (g)		310,032	310,032
Deutsche Variable NAV Money Fund "Capital Shares", 2.03% (g)		3,249	3,249
Total Cash Equivalents (Cost $313,281)			313,281
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $365,410,059)		106.1	358,350,083
Other Assets and Liabilities, Net		(6.1)	(20,688,743)
Net Assets		100.0	337,661,340

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Investments during the period ended April 30, 2018 are as follows:

Value ($) at 1/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2018	Value ($) at 4/30/2018
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.64% (g) (h)
9,077,503	—	3,533,325	—	—	22,193	—	5,544,178	5,544,178
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 1.73% (g)
11,675,484	78,449,646	89,815,098	—	—	28,748	—	310,032	310,032
Deutsche Variable NAV Money Fund "Capital Shares", 2.03% (g)
3,235	14	—	—	—	14	—	3,249	3,249
20,756,222	78,449,660	93,348,423	—	—	50,955	—	5,857,459	5,857,459

*	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2018 amounted to $5,368,498, which is 1.6% of net assets.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Investment was valued using significant unobservable inputs.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At April 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At April 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/20/2018	108	11,056,179	11,056,973	(794)
Euro-OAT French Government Bond	EUR	6/7/2018	37	6,791,034	6,872,413	(81,379)
Federal Republic of Germany Euro-Bund	EUR	6/7/2018	37	7,073,867	7,092,692	(18,825)
U.S. Treasury Long Bond	USD	6/20/2018	2	284,293	287,688	(3,395)
Ultra 10 Year U.S. Treasury Note	USD	6/20/2018	121	15,491,116	15,474,766	16,350
Ultra Long U.S. Treasury Bond	USD	6/20/2018	33	5,132,032	5,185,125	(53,093)
Total net unrealized depreciation						(141,136)

As of April 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,389,000	USD	1,729,673	7/18/2018	41,921	HSBC Holdings PLC
NOK	54,350,000	USD	6,958,878	7/24/2018	162,262	Danske Bank AS
EUR	1,380,000	USD	1,685,604	8/2/2018	6,894	Credit Agricole
Total unrealized appreciation					211,077

Currency Abbreviations
CAD	Canadian Dollar	NOK	Norwegian Krone
EUR	Euro	USD	United States Dollar
IDR	Indonesian Rupiah

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$186,885,838	$—	$186,885,838
Mortgage-Backed Securities Pass-Throughs	—	61,586,606	—	61,586,606
Asset-Backed	—	22,572,074	1,000,000	23,572,074
Commercial Mortgage-Backed Securities	—	16,868,633	—	16,868,633
Collateralized Mortgage Obligations	—	24,407,509	—	24,407,509
Government & Agency Obligations	—	30,893,502	—	30,893,502
Municipal Bonds and Notes	—	1,005,457	—	1,005,457
Short-Term U.S. Treasury Obligations	—	7,273,005	—	7,273,005
Short-Term Investments (i)	5,857,459	—	—	5,857,459
Derivatives (j)
Futures Contracts	16,350	—	—	16,350
Forward Foreign Currency Exchange Contracts	—	211,077	—	211,077
Total	$5,873,809	$351,703,701	$1,000,000	$358,577,510
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(157,486)	$—	$—	$(157,486)
Total	$(157,486)	$—	$—	$(157,486)

There have been no transfers between fair value measurement levels during the period ended April 30, 2018.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 211,077
Interest Rate Contracts	$ (141,136)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Total Return Bond Fund, a series of Deutsche Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	June 21, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2018